Document And Entity Information	Oct. 22, 2026
Document Information [Line Items]
Entity, Registrant Name	Investar Holding Corporation
Document, Type	8-K
Document, Period End Date	Oct. 22, 2026
Entity, Incorporation, State or Country Code	LA
Entity, File Number	001-36522
Entity, Tax Identification Number	27-1560715
Entity, Address, Address Line One	10500 Coursey Blvd.
Entity, Address, City or Town	Baton Rouge
Entity, Address, State or Province	LA
Entity, Address, Postal Zip Code	70816
City Area Code	225
Local Phone Number	227-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	ISTR
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001602658